Hedge accounting (Detail 3) - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Interest rate swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	$ 92	$ 90
Interest rate swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	0	0
Interest rate swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	4	8
Interest rate swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	10	10
Interest rate swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	53	49
Interest rate swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	26	22
Cross-currency swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	21	28
Cross-currency swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	0	1
Cross-currency swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	1	1
Cross-currency swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	2	6
Cross-currency swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	12	13
Cross-currency swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	5	6
UBS AG | Interest rate swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	92	90
UBS AG | Interest rate swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	0	0
UBS AG | Interest rate swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	4	8
UBS AG | Interest rate swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	10	10
UBS AG | Interest rate swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	53	49
UBS AG | Interest rate swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	26	22
UBS AG | Cross-currency swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	21	28
UBS AG | Cross-currency swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	0	1
UBS AG | Cross-currency swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	1	1
UBS AG | Cross-currency swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	2	6
UBS AG | Cross-currency swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	12	13
UBS AG | Cross-currency swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Table]
Hedging instruments	$ 5	$ 6